Consolidated statements of cash flows: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Short term debt (Note 11)	$ 353,672	$ 330,235
Short-term bank loans (Note 10)	224,472	808,515
Long-term bank loans (Note 10)	6,603,006	6,119,655
Long-term debt (Note 11)	6,598,397	6,641,941
Interest expense	842,386	926,312	$ 1,084,293
Proceeds from bank loans	4,650,000	306,241
Interest paid	(908,698)	(942,993)	(1,064,764)
Bank loans paid (Note 10)	(4,429,334)	(245,520)	(152,047)
Long-term debt
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Short term debt (Note 11)	353,672	330,235	311,372
Long-term debt (Note 11)	6,598,397	6,641,941	6,488,569
Non-current portion of non-current secured bank loans received	6,972,176	6,799,941	7,282,268
Interest expense	454,863	450,806	444,028
Interest paid	(428,530)	(476,927)	(486,164)
Bank loans paid (Note 10)		(245,520)
Payments of the long term debt and bank loan	(220,961)		(205,308)
Foreign currency translation	174,521	452,281	(234,883)
Non-current portion of non-current secured bank loans received	6,952,069	6,972,176	6,799,941
Bank Loans
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Short-term bank loans (Note 10)	224,472	808,515	238,235
Long-term bank loans (Note 10)	6,603,006	6,119,655	6,674,717
Non-current portion of non-current secured bank loans received	6,928,170	6,912,952	7,218,113
Interest expense	387,523	398,899	601,873
Proceeds from bank loans	4,650,000	306,241
Interest paid	(480,168)	(466,066)	(578,600)
Bank loans paid (Note 10)	(4,429,334)	(245,520)
Payments of the long term debt and bank loan			(152,047)
Foreign currency translation	(228,713)	21,664	(176,387)
Non-current portion of non-current secured bank loans received	$ 6,827,478	$ 6,928,170	$ 6,912,952